Pension Liabilities, Net (Schedule Of Changes In Projected Benefit Obligations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Accumulated benefit obligation	$ 3,243	$ 11,204
Projected benefit obligation at beginning of year	11,204	9,709
Liability assumed at the acquisition date of Nera
Service cost	37	36
Interest cost	271	349
Plan settlements	(7,007)	1,167
Expenses paid	(548)	(873)
Exchange rates differences	(963)	(1,003)
Actuarial loss	249	1,819
Projected benefit obligation at end of year	$ 3,243	$ 11,204